UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22603

Name of Fund: BlackRock Municipal 2030 Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2030 Target

Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 133.7%

Alabama — 2.1%
Alabama Federal Aid Highway Finance Authority, RB, Series A:
5.00%, 09/01/33	$3,985	$4,664,681
5.00%, 09/01/34	3,500	4,072,075
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Children’s Hospital of Albama, 5.00%, 06/01/30	10,000	11,212,800
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB, Senior Lien-Warrants, Series B (AGM)(a):
0.00%, 10/01/31	7,375	3,814,940
0.00%, 10/01/32	6,295	3,017,005
0.00%, 10/01/33	1,275	571,684
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University:
5.00%, 12/01/32	290	327,433
Series A, 5.00%, 12/01/33	1,010	1,132,796
Series A, 5.00%, 12/01/34	1,380	1,533,001
University of South Alabama, Refunding RB, AGM:
5.00%, 11/01/29	1,105	1,277,756
5.00%, 11/01/30	2,000	2,304,540

		33,928,711
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	3,640	3,743,995

Arizona — 2.2%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital:
Series A, 5.00%, 02/01/34	6,340	6,744,302
Series B, 5.00%, 02/01/33	1,810	1,912,283
City of Phoenix Arizona IDA, RB, Facility:
Candeo Schools, Inc. Project, 6.00%, 07/01/23	505	546,036
Eagle College Preparatory Project, Series A, 4.50%, 07/01/22	490	501,932
Eagle College Preparatory Project, Series A, 5.00%, 07/01/33	1,000	1,018,350
Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(b)	750	803,797
County of Maricopa IDA, Refunding RB, Banner Health, Series A, 5.00%, 01/01/31	16,280	18,707,185
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	6,000	6,284,280

		36,518,165

Security	Par (000)	Value
California — 12.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Sub-Lien, Series A (AMBAC), 0.00%, 10/01/30(a)	$10,530	$6,339,271
Azusa Unified School District, GO, Refunding (AGM), 4.00%, 08/01/31	4,825	5,175,054
California Health Facilities Financing Authority, RB, Sutter Health, Series A:
5.00%, 11/15/32	1,600	1,862,224
5.00%, 11/15/33	1,855	2,147,348
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/32	1,700	1,978,613
California Municipal Finance Authority, RB:
Biola University, 4.00%, 10/01/33	2,500	2,545,025
Senior, S/F Housing, Caritas Affordable Housing, Inc. Project, Series A, 5.00%, 08/15/30	1,000	1,099,440
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A:
5.00%, 07/01/30	1,200	1,361,160
5.00%, 07/01/31	1,050	1,183,045
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 07/01/30(b)	13,845	14,892,651
California Statewide Communities Development Authority, RB:
American Baptist Homes of the West, Series A, 5.00%, 10/01/23	1,500	1,651,800
Eskaton Properties, Inc., 5.25%, 11/15/34	2,500	2,710,375
City of Long Beach California Harbor Revenue, RB, AMT, Series A:
5.00%, 05/15/31	1,200	1,385,628
5.00%, 05/15/32	1,800	2,069,244
5.00%, 05/15/33	675	773,098
5.00%, 05/15/34	1,650	1,878,657
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT:
5.00%, 03/01/30	500	572,460
5.00%, 03/01/31	1,500	1,709,925
5.00%, 03/01/32	1,000	1,135,000

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A, AMT (continued):
5.00%, 03/01/33	$975	$1,103,427
5.00%, 03/01/34	1,250	1,407,500
5.00%, 03/01/35	2,000	2,248,740
County of San Diego Regional Airport Authority, ARB, AMT, Sub-Series B, 5.00%, 07/01/33	1,000	1,139,390
El Camino Community College District, GO, CAB, Election of 2002, Series C(a):
0.00%, 08/01/30	9,090	6,176,655
0.00%, 08/01/31	12,465	8,111,225
0.00%, 08/01/32	17,435	10,830,273
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/29	14,500	16,335,265
Los Angeles California Unified School District, GO, Election of 2008, Series A, 4.00%, 07/01/33	3,000	3,164,250
Los Angeles Regional Airports Improvement Corp., Refunding RB, LAXFuel Corp., Los Angeles International, AMT, 5.00%, 01/01/32	4,110	4,330,214
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,500	3,074,100
Monterey Peninsula Community College District, GO, Refunding, CAB(a):
0.00%, 08/01/30	3,500	2,290,470
0.00%, 08/01/31	5,940	3,726,815
Oakland Unified School District/Alameda County, GO:	1,800	2,118,744
Refunding, 5.00%, 08/01/30
Series A, 5.00%, 08/01/32	1,100	1,257,696
Series A, 5.00%, 08/01/33	1,000	1,138,430
Refunding Series C, 5.00%, 08/01/30	1,300	1,551,394
Poway Unified School District, GO, Election of 2008, Series A(a):
0.00%, 08/01/27	10,000	7,503,600
0.00%, 08/01/30	10,000	6,593,400
0.00%, 08/01/32	12,500	7,529,250
Riverside Public Financing Authority, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Series C (NPFGC), 4.50%, 08/01/30	10,000	10,015,500

Security	Par (000)	Value
California (continued)
San Bernardino Community College District, GO, Refunding, Series A:
4.00%, 08/01/31	$10,660	$11,263,889
4.00%, 08/01/32	12,010	12,624,432
State of California, GO, Refunding:
5.00%, 08/01/30	13,250	15,728,545
Various Purpose, 4.00%, 09/01/34	16,000	16,904,960
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	1,815	1,724,431

		212,362,613
Colorado — 2.3%
Central Platte Valley Metropolitan District, GO, Series A:
5.13%, 12/01/29	700	763,168
5.50%, 12/01/29	750	835,875
5.38%, 12/01/33	1,500	1,644,600
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds(b):
4.00%, 12/01/23	1,000	1,027,800
4.10%, 12/01/24	5,080	5,199,177
4.20%, 12/01/25	5,280	5,379,000
4.50%, 12/01/30	4,305	4,354,594
Colorado Health Facilities Authority, Refunding RB:
Covenant Retirement Communities, Series A, 4.50%, 12/01/33	4,595	4,650,783
Covenant Retirement Communities, Series A, 5.00%, 12/01/33	3,000	3,195,390
NCMC, Inc. Project, 4.00%, 05/15/30	2,860	3,016,814
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.25%, 12/01/30	500	523,830
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, Senior Limited Property, Series A:
5.00%, 12/01/27	1,500	1,708,575
5.00%, 12/01/28	1,500	1,702,020
5.00%, 12/01/30	1,350	1,522,071
5.00%, 12/01/31	1,500	1,685,805
Tallyns Reach Metropolitan District No. 3, GO, Refunding, 5.00%, 12/01/33	503	531,007

		37,740,509
Connecticut — 1.3%
State of Connecticut, GO:
Series A, 5.00%, 04/15/33	7,000	7,776,440
Series D, 4.00%, 08/15/29	11,500	11,960,460

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Connecticut (continued)
State of Connecticut Health & Educational Facilities Authority, RB, Sacred Heart University Issue, Series I-1:
5.00%, 07/01/31	$400	$456,780
5.00%, 07/01/32	200	226,860
5.00%, 07/01/33	210	236,962
5.00%, 07/01/34	300	336,255
5.00%, 07/01/35	400	447,340

		21,441,097
District of Columbia — 0.5%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 07/01/23(c)	1,700	1,998,214
Metropolitan Washington Airports Authority, Refunding RB, AMT:
5.00%, 10/01/32	2,750	3,142,315
5.00%, 10/01/33	1,270	1,447,864
5.00%, 10/01/34	2,000	2,271,420

		8,859,813
Florida — 9.1%
City of Lakeland Florida, Refunding RB, Lakeland Regional Health System, 5.00%, 11/15/30	3,750	4,274,700
City of Tampa Florida, Refunding RB, H. Lee Moffitt Cancer Center Project, Series A, 4.00%, 09/01/33	10,000	10,231,200
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.00%, 11/15/29	5,000	5,307,200
County of Broward Florida, ARB, AMT:
5.00%, 10/01/30	2,290	2,634,760
5.00%, 10/01/31	2,000	2,290,580
5.00%, 10/01/33	2,000	2,273,160
5.00%, 10/01/34	1,500	1,694,505
County of Broward Florida, RB, Fort Lauderdale Fuel Facilities, Series A, AMT (AGM):
5.00%, 04/01/30	600	644,778
5.00%, 04/01/33	740	791,763
County of Martin Florida IDA, Refunding RB, Indiantown Cogeneration, L.P. Project, AMT, 4.20%, 12/15/25(b)	5,250	5,338,252
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	7,004,162
County of Miami-Dade Florida School Board, COP, Refunding, Series A, 5.00%, 05/01/32	9,000	10,114,830

Security	Par (000)	Value
Florida (continued)
County of Orange Florida Tourist Development Tax Revenue, Refunding RB:
5.00%, 10/01/30	$11,470	$13,925,727
4.00%, 10/01/31	16,485	17,425,799
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/32	19,790	21,994,804
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB, Series B(a):
0.00%, 06/01/30	2,000	1,358,060
0.00%, 06/01/31	1,295	840,727
0.00%, 06/01/32	2,495	1,545,603
Double Branch Community Development District, Refunding, Special Assessment Bonds, Senior Lien, Series A-1, 4.13%, 05/01/31	1,200	1,229,124
Greater Orlando Aviation Authority, Refunding RB, Jet Blue Airways Corp. Project, AMT, 5.00%, 11/15/26	2,000	2,139,300
Jacksonville Florida Port Authority, Refunding RB, AMT:
4.50%, 11/01/30	2,895	3,034,163
4.50%, 11/01/31	3,200	3,351,104
4.50%, 11/01/32	2,300	2,403,707
Miami Beach Health Facilities Authority, Refunding RB, Mont Sinai Medical Center, 5.00%, 11/15/30	1,000	1,084,510
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/30	3,825	4,329,709
Village Community Development District No. 10, Special Assessment Bonds, Sumter County:
4.50%, 05/01/23	2,005	2,130,714
5.00%, 05/01/32	5,475	6,012,262
Village Community Development District No. 5, Refunding, Special Assessment Bonds, Sumter County:
Phase I, 3.50%, 05/01/28	1,955	1,967,492
Phase I, 3.50%, 05/01/28	3,685	3,708,547
Phase II, 4.00%, 05/01/33	1,135	1,151,991
Phase II, 4.00%, 05/01/34	2,355	2,390,254
Village Community Development District No. 6, Refunding, Special Assessment Bonds, Sumter County, 4.00%, 05/01/29	5,895	6,050,333

		150,673,820

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois — 13.9%
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series C, 5.00%, 12/01/30	$7,025	$7,126,230
Series F, 5.00%, 12/01/22	4,760	5,020,467
Chicago Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/33	5,000	5,422,200
Chicago Transit Authority, Refunding RB:
Section 5307, Urbanized Area Formula Funds, 5.00%, 06/01/26	2,000	2,252,980
Section 5337, State of Good Repair Formula Funds, 5.00%, 06/01/26	1,000	1,130,290
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/33	10,000	10,139,600
City of Chicago Illinois, RB, Wastewater Transmission, 2nd Lien:
4.00%, 01/01/31	10,375	10,434,345
4.00%, 01/01/32	10,790	10,815,033
4.00%, 01/01/33	11,220	11,207,209
4.00%, 01/01/35	9,135	9,090,604
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/27	5,000	5,123,150
City of Chicago Illinois Motor Fuel Tax Revenue, Refunding RB, (AGM), 5.00%, 01/01/30	730	788,239
City of Chicago O’Hare International Airport, Refunding GARB, Senior Lien, Series B, 5.00%, 01/01/33	6,000	6,801,600
City of St. Charles Illinois, GO, Refunding, Corporate Purpose:
4.00%, 12/01/30	1,620	1,705,844
4.00%, 12/01/31	1,715	1,802,105
Counties of Kane McHenry Cook & De Kalb Unit School District No. 300, GO, Refunding, Series A, 5.00%, 01/01/30	6,350	7,213,790
County of Cook Illinois, GO, Refunding, Series C, 4.00%, 11/15/29	19,750	20,437,300
Illinois Finance Authority, Refunding RB:
DePaul University, Series A, 5.00%, 10/01/30	1,000	1,142,130
DePaul University, Series A, 4.00%, 10/01/31	1,000	1,037,620

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
DePaul University, Series A, 4.00%, 10/01/32	$1,000	$1,033,200
Lutheran Home & Services Obligated Group: 5.00%, 05/15/22	3,185	3,319,598
5.50%, 05/15/27	4,350	4,627,573
5.50%, 05/15/30	4,900	5,175,086
Presence Health Network, Series C, 5.00%, 02/15/30	12,000	13,563,960
Rush University Medical Center, Series A, 5.00%, 11/15/31	8,415	9,396,105
Series A, 5.00%, 11/15/32	2,075	2,307,234
Series A, 5.00%, 11/15/33	2,125	2,355,775
The Peoples Gas Light & Coke Company Project, 4.00%, 02/01/33	11,000	11,256,080
The University of Chicago Medical Centre, Series B, 5.00%, 08/15/30	3,205	3,654,213
Illinois State Toll Highway Authority, Refunding RB, Senior, Series A, 4.00%, 12/01/31	20,000	20,844,000
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
5.00%, 12/15/28	1,200	1,303,980
5.00%, 12/15/30	1,385	1,494,637
State of Illinois, GO, Series D, 5.00%, 11/01/26	10,025	10,433,218
Winnebago & Boone Counties School District No. 205 Rockford, GO:
4.00%, 02/01/29	9,080	9,397,255
4.00%, 02/01/30	9,835	10,034,946

		228,887,596
Indiana — 3.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	1,780	1,970,567
City of Whiting Indiana, RB, BP Products North America, Inc. Project, AMT, 5.00%, 03/01/46(d)	8,500	9,506,145

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB:
Community Health Network Project, Series A, 4.00%, 05/01/35	$23,565	$23,917,061
Earlham College Project, 5.00%, 10/01/32	11,255	11,419,661
Indiana University Health Obligated Group, VRDN (Wells Fargo Bank NA), 1.54%, 12/01/31(d)	4,500	4,500,000
Northern Indiana Commuter Transportation District, RB:
5.00%, 07/01/32	1,000	1,126,090
5.00%, 07/01/33	1,400	1,570,114

		54,009,638
Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	60	60,872
5.25%, 12/01/25	14,345	15,262,937

		15,323,809
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,527,098

Kentucky — 0.6%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Norton Healthcare, Inc., Series A, 5.00%, 10/01/32	7,300	8,176,584
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 1st Tier-DownTown Crossing Project:
Series B, 0.00%, 07/01/30(a)	1,230	713,621
Convertible Series C, 0.00%, 07/01/33(e)	1,500	1,402,350

		10,292,555
Louisiana — 3.0%
City of Ruston Louisiana, RB (AGM):
5.00%, 06/01/29	1,060	1,202,962
5.00%, 06/01/30	1,000	1,132,580
5.00%, 06/01/31	1,020	1,151,345
5.00%, 06/01/32	1,225	1,377,170
Louisiana Public Facilities Authority, Refunding RB:
5.00%, 05/15/29	1,235	1,394,216
5.00%, 05/15/30	990	1,113,146
3.00%, 05/15/31	2,225	2,107,097
5.00%, 05/15/32	1,485	1,651,929
5.00%, 05/15/33	2,175	2,413,032
Entergy Louisiana, Series B, 3.50%, 06/01/30	5,990	6,031,691

Security	Par (000)	Value
Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 07/01/30	$3,000	$3,327,360
Port New Orleans Board of Commissioners, Refunding RB, Series B, AMT:
5.00%, 04/01/31	300	323,658
5.00%, 04/01/32	1,000	1,074,160
5.00%, 04/01/33	1,575	1,685,896
State of Louisiana, GO, Series A, 4.00%, 05/15/30	6,540	6,818,604
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/29	1,925	2,122,351
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,425	3,681,019
5.25%, 05/15/32	4,375	4,751,731
5.25%, 05/15/33	4,750	5,119,645
5.25%, 05/15/35	1,500	1,622,385

		50,101,977
Maryland — 1.9%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 09/01/31	1,250	1,420,488
County of Anne Arundel Maryland Consolidated, Special Taxing District, Special Tax Bonds, Villages At Two Rivers Project:
4.20%, 07/01/24	700	695,464
4.90%, 07/01/30	1,315	1,326,046
County of Howard Maryland Housing Commission, RB, Woodfield Oxford Square Apartments, 5.00%, 12/01/33	1,765	2,003,487
Maryland EDC, RB, Purple Line Light Rail Project, Series D, AMT, 5.00%, 03/31/30	1,325	1,494,415
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 09/01/25	3,225	3,364,546
Salisbury University Project, 5.00%, 06/01/34	500	521,830

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, Series A, 5.00%, 01/01/31	$2,865	$3,221,864
Charlestown Community, Series A, 5.00%, 01/01/32	3,010	3,373,457
Series A, 5.00%, 01/01/33	3,165	3,535,178
LifeBridge Health Issue, 5.00%, 07/01/31	1,000	1,146,220
5.00%, 07/01/32	500	570,545
5.00%, 07/01/33	385	434,134
5.00%, 07/01/33	1,000	1,136,840
5.00%, 07/01/34	775	875,804
Meritus Medical Center, 5.00%, 07/01/29	2,200	2,432,342
5.00%, 07/01/31	1,400	1,531,978
5.00%, 07/01/33	1,200	1,298,112

		30,382,750
Massachusetts — 1.5%
Massachusetts Development Finance Agency, RB, Emmanuel College Issue, Series A, 5.00%, 01/01/33	1,070	1,176,411
Massachusetts Development Finance Agency, Refunding RB, Series A:
Emmanuel College Issue, 5.00%, 10/01/30	780	864,014
5.00%, 10/01/31	3,635	4,012,604
5.00%, 10/01/32	980	1,078,059
5.00%, 10/01/33	1,285	1,408,694
5.00%, 01/01/32	2,020	2,249,007
5.00%, 01/01/33	1,500	1,663,590
5.00%, 01/01/34	2,085	2,305,239
5.00%, 01/01/35	2,000	2,204,420
Massachusetts Educational Financing Authority, Refunding RB, Series K, AMT, 5.25%, 07/01/29	6,820	7,245,773

		24,207,811
Michigan — 1.3%
Michigan Finance Authority, Refunding RB:
MidMichigan Health, 5.00%, 06/01/33	2,750	3,051,950
Oakwood Obligation Group, 5.00%, 08/15/30	2,105	2,317,942
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	8,195	8,374,388

Security	Par (000)	Value
Michigan (continued)
Saginaw Valley State University, Refunding RB, Series A:
5.00%, 07/01/31	$2,070	$2,335,747
5.00%, 07/01/32	1,430	1,607,034
State of Michigan, Refunding RB, GAN, 5.00%, 03/15/27	3,750	4,406,737

		22,093,798
Minnesota — 0.3%
Sartell-St Stephen Independent School District No. 748, GO, Series B(a):
0.00%, 02/01/30	3,915	2,616,473
0.00%, 02/01/31	2,190	1,396,015
0.00%, 02/01/32	1,450	881,354

		4,893,842
Mississippi — 1.3%
Mississippi Development Bank, Refunding RB, Municipal Energy Agency of Mississippi, Series A (AGM):
5.00%, 03/01/30	2,280	2,579,045
5.00%, 03/01/31	1,595	1,795,938
5.00%, 03/01/32	2,000	2,241,640
5.00%, 03/01/33	1,275	1,424,379
State of Mississippi, RB, Series E, 5.00%, 10/15/33	12,225	13,812,049

		21,853,051
Missouri — 0.7%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	1,105	1,111,785
Missouri State Health & Educational Facilities Authority, Refunding RB:
CoxHealth, Series A, 4.00%, 11/15/33	2,010	2,071,386
St. Louis College of Pharmacy, 5.00%, 05/01/30	3,000	3,314,580
The Children’s Mercy Hospital, 5.00%, 05/15/31	1,175	1,319,384
4.00%, 05/15/32	1,680	1,741,958
4.00%, 05/15/33	2,000	2,066,660

		11,625,753

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nebraska — 1.2%
Central Plains Nebraska Energy Project, RB:
Energy Project No. 3, 5.00%, 09/01/27	$5,000	$5,443,350
Gas Project No. 3, 5.00%, 09/01/32	4,500	4,899,015
Public Power Generation Agency, Refunding RB, Whelan Energy Center Unit 2, Series A, 5.00%, 01/01/32	7,630	8,615,414

		18,957,779
Nevada — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/27(b)	335	351,700

New Hampshire — 0.3%
New Hampshire State Turnpike System, RB, Series C, 4.00%, 08/01/33	4,350	4,478,282

New Jersey — 15.5%
Casino Reinvestment Development Authority, Refunding RB:
5.00%, 11/01/21	2,465	2,662,397
5.00%, 11/01/22	1,890	2,057,889
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,612,020
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	12,230	13,269,061
Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.00%, 01/01/28	4,705	5,165,902
Series A, 5.63%, 11/15/30	1,740	1,946,956
Series B, 5.63%, 11/15/30	1,315	1,471,406
Series DDD, 5.00%, 06/15/35	2,000	2,134,140
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/23	13,000	14,010,490
Cigarette Tax, 5.00%, 06/15/26	10,610	11,358,217
Cigarette Tax, 4.25%, 06/15/27	16,500	17,047,140
Continental Airlines, Inc. Project, AMT, 5.75%, 09/15/27	6,200	6,834,322
Provident Group - Montclaire Properties LLC (AGM), 5.00%, 06/01/30	1,500	1,704,945

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
Provident Group - Montclaire Properties LLC (AGM), 5.00%, 06/01/31	$1,750	$1,978,813
4.00%, 06/01/32	2,125	2,183,650
Series BBB, 5.50%, 06/15/29	10,000	11,333,400
Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	5,000	5,536,950
Sub-Series A, 4.00%, 07/01/32	9,855	9,780,890
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 07/01/29	2,900	3,292,370
Princeton HealthCare System, 5.00%, 07/01/30	2,400	2,721,024
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/30	11,245	12,723,155
St. Joseph Health System, 5.00%, 07/01/28	1,500	1,655,145
St. Joseph Health System, 5.00%, 07/01/29	1,250	1,374,638
St. Joseph Health System Obligated Group Issue, 5.00%, 07/01/30	1,100	1,205,600
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/23	3,475	3,818,365
5.00%, 12/01/24	6,000	6,636,120
5.00%, 12/01/25	5,500	6,130,245
5.00%, 12/01/26	2,250	2,498,242
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/31	2,250	2,256,772
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	5,000	5,015,100
Transportation Program, Series AA, 5.25%, 06/15/27	4,225	4,661,992
Transportation Program, Series AA, 5.25%, 06/15/28	4,500	4,947,660
Transportation Program, Series AA, 4.00%, 06/15/30	13,315	13,334,573
Transportation System, CAB, Series A, 0.00%, 12/15/28(a)	31,000	19,405,690
Transportation System, Series C, 5.25%, 06/15/32	10,000	10,756,300
Transportation System, Series D, 5.00%, 06/15/32	5,000	5,305,950

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 5.25%, 01/01/27	$5,000	$5,745,550
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/33	500	548,425
5.00%, 11/01/34	500	545,980
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	16,740	18,948,173
5.00%, 06/01/32	5,620	6,300,301
Township of Irvington New Jersey, GO, Refunding, Series A (AGM):
5.00%, 07/15/30	2,000	2,200,980
5.00%, 07/15/31	1,450	1,597,436

		255,714,374
New Mexico — 1.1%
New Mexico Educational Assistance Foundation, RB, Education Loan, AMT:
Series A-1, 3.75%, 09/01/31	6,250	6,315,375
Series A-2, 3.80%, 11/01/32	5,850	5,903,878
Series A-2, 3.80%, 09/01/33	5,000	5,033,700

		17,252,953
New York — 3.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 4.50%, 01/01/25(b)	900	979,254
New York City Housing Development Corp., RB, M/F Housing, VRDN, Series C-4, 1.49%, 05/01/57(d)	14,000	14,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
1.26%, 08/01/43(d)	8,800	8,800,000
Series A-2, 5.00%, 08/01/33	9,780	11,323,186

Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
4.00%, 07/01/32	$5,500	$5,565,780
4.00%, 07/01/33	6,000	6,052,020
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	3,465	3,632,810
Onondaga Civic Development Corp., Refunding RB, St. Joseph’s Hospital Health Center Project, 4.50%, 07/01/22(c)	9,115	9,959,778

		60,312,828
North Carolina — 0.4%
North Carolina Medical Care Commission, Refunding RB, Mission Health Combined Group:
4.00%, 10/01/31	1,250	1,282,325
5.00%, 10/01/32	3,700	3,796,940
4.00%, 10/01/33	1,500	1,536,615

		6,615,880
Ohio — 1.4%
American Municipal Power, Inc., RB, Meldahl Hydroelectric Project, Green Bond, Series A:
5.00%, 02/15/29	700	793,422
5.00%, 02/15/30	885	999,183
5.00%, 02/15/31	800	899,688
5.00%, 02/15/32	1,000	1,119,480
5.00%, 02/15/33	1,195	1,333,429
County of Butler Ohio, Refunding RB, UC Health:
5.00%, 11/15/30	1,225	1,395,250
5.00%, 11/15/31	2,500	2,832,125
5.00%, 11/15/32	2,200	2,478,894
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities, Series A:
5.25%, 07/01/28	500	510,500
5.63%, 07/01/32	1,000	1,024,320
County of Hamilton Ohio Sales Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/30	4,500	5,198,400
Ohio Air Quality Development Authority, Refunding RB, AMT, 3.95%, 11/01/32(d)	1,500	693,750

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT (AGM):
5.00%, 12/31/29	$1,625	$1,815,206
5.00%, 12/31/30	2,400	2,672,784

		23,766,431
Oklahoma — 0.8%
Norman Regional Hospital Authority, Refunding RB:
5.00%, 09/01/27	2,100	2,387,574
5.00%, 09/01/28	2,000	2,264,480
5.00%, 09/01/29	2,150	2,425,910
5.00%, 09/01/30	5,130	5,768,428

		12,846,392
Oregon — 0.5%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	8,407,012

Pennsylvania — 23.1%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(b):
5.00%, 05/01/23	640	679,744
5.00%, 05/01/28	835	911,887
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 05/01/27	6,750	7,168,635
5.00%, 05/01/28	5,000	5,296,650
5.00%, 05/01/29	3,745	3,957,154
5.00%, 05/01/30	5,300	5,584,027
Chester County Health & Education Facilities Authority, Refunding RB, Series A:
Main Line Health System, 5.00%, 10/01/31	1,350	1,560,384
Main Line Health System, 5.00%, 10/01/32	1,450	1,668,297
Main Line Health System, 5.00%, 10/01/33	2,300	2,636,168
Simpson Senior Services Project, 5.00%, 12/01/30	2,180	2,253,510
City of Philadelphia Pennsylvania, GO, Refunding:
(AGM), 5.00%, 08/01/30	9,235	10,684,156
Series A, 5.00%, 08/01/30	4,500	5,147,595
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/30	3,500	3,964,870
5.00%, 06/01/32	6,000	6,737,100

Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, GO, Refunding, , 1st Series, 4.00%, 01/01/30	$7,000	$7,366,380
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project(d):
Series A, 4.00%, 01/01/35	9,765	4,516,312
Series B, 3.50%, 12/01/35	890	411,625
County of Berks IDA, Refunding RB, Tower Health Project:
5.00%, 11/01/29	2,000	2,270,040
5.00%, 11/01/30	2,000	2,257,880
5.00%, 11/01/34	2,500	2,768,825
5.00%, 11/01/35	3,325	3,674,092
County of Bucks Pennsylvania IDA, Refunding RB, VRDN, Grand View Hospital, Series A (TD Bank NA LOC), 1.48%, 07/01/34(d)	23,800	23,800,000
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.00%, 01/01/22	615	649,256
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/27	1,275	1,328,741
Asbury Pennsylvania Obligated Group, 5.25%, 01/01/32	3,350	3,453,180
Diakon Lutheran Social Ministries Project, 5.00%, 01/01/29	1,300	1,429,545
Diakon Lutheran Social Ministries Project, 5.00%, 01/01/30	2,675	2,931,506
Diakon Lutheran Social Ministries Project, 5.00%, 01/01/32	1,510	1,657,844
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, Series A, 4.00%, 06/01/31	2,275	2,349,552
County of Delaware Authority, Refunding RB, Cabrini University:
5.00%, 07/01/26	1,180	1,297,658
5.00%, 07/01/28	800	880,824
5.00%, 07/01/29	1,365	1,497,337
5.00%, 07/01/30	1,435	1,568,297
County of Delaware Pennsylvania Authority, Refunding RB, Villanova University:
4.00%, 12/01/30	1,000	1,058,050
4.00%, 12/01/31	1,000	1,054,980

9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
County of Lancaster Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, Series A, 3.00%, 08/15/30	$2,535	$2,448,658
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
5.00%, 09/01/31	1,750	2,001,912
5.00%, 09/01/32	1,315	1,498,127
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/26	2,500	2,702,550
Acts Retirement-Life Communities, Inc. Obligated Group, 5.00%, 11/15/33	15,015	16,687,821
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/29	3,250	3,516,370
Albert Einstein Healthcare Network, Series A, 5.25%, 01/15/30	6,185	6,672,935
Whitemarsh Continuing Care Retirement Community Project, 5.00%, 01/01/30	2,000	2,027,000
County of Northampton Pennsylvania General Purpose Authority, RB, St. Luke’s Hospital of Bethlehem, Series A, 5.00%, 08/15/33	13,055	13,978,902
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 5.00%, 11/01/34	4,000	4,603,360
County of Westmoreland Municipal Authority, Refunding RB (BAM):
5.00%, 08/15/27	1,500	1,723,530
5.00%, 08/15/30	4,000	4,622,960
5.00%, 08/15/31	17,010	19,584,974
5.00%, 08/15/32	17,945	20,568,021
Geisinger Authority, Refunding RB, Geisinger Health System, Series A-2:
5.00%, 02/15/32	4,000	4,577,120
5.00%, 02/15/34	1,750	1,983,782
Pennsylvania Economic Development Financing Authority, RB:
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	16,500	17,913,555
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,535,700
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	13,100	14,454,540

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Refunding RB, University of Pittsburgh Medical Center:
5.00%, 03/15/30	$5,250	$6,009,360
5.00%, 03/15/31	4,500	5,118,795
Pennsylvania Higher Educational Facilities Authority, RB:
Series AT-1, 5.00%, 06/15/30	7,910	9,054,498
Shippensburg University Student Services, 5.00%, 10/01/30	5,250	5,507,985
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, 5.00%, 05/01/30	425	479,562
Drexel University, 5.00%, 05/01/31	1,000	1,124,620
Drexel University, 5.00%, 05/01/32	1,750	1,960,227
Drexel University, 5.00%, 05/01/33	3,320	3,706,448
Drexel University, 5.00%, 05/01/35	1,000	1,108,260
La Salle University, 4.00%, 05/01/32	3,000	2,949,450
Pennsylvania Housing Finance Agency, Refunding RB, Series 125-A, AMT, 3.40%, 10/01/32	9,000	8,739,540
Pennsylvania Turnpike Commission, RB, Sub-Series B-1:
5.00%, 06/01/31	3,000	3,362,280
5.00%, 06/01/32	4,075	4,546,885
5.00%, 06/01/33	4,000	4,446,760
Pennsylvania Turnpike Commission, Refunding RB:
Motor License Fund, Enhanced Turnpike, 5.00%, 12/01/30	5,000	5,698,700
Subordinate, Series B-2 (AGM), 5.00%, 06/01/34	5,000	5,607,900
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/32	1,000	1,121,180
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/33	1,815	2,027,101
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/34	1,500	1,665,000
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	2,005	2,220,417
Philadelphia Authority for Industrial Development, Refunding RB, Refunding RB, Wesley Enhanced Living Obligated Group, Series A:
5.00%, 07/01/31	200	215,366
5.00%, 07/01/32	500	536,430
Philadelphia Gas Works Co., Refunding RB, General Ordinance, Series 14-T, 5.00%, 10/01/30	425	483,042

10

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
State Public School Building Authority, RB, School District of Philadelphia Project:
5.00%, 04/01/27	$4,130	$4,402,910
5.00%, 04/01/28	8,000	8,498,320
5.00%, 04/01/29	6,000	6,324,120
5.00%, 04/01/30	5,500	5,811,520
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc. Student Housing Project:
5.00%, 07/01/30	825	888,682
5.00%, 07/01/30	1,280	1,364,314
Upper Moreland Township School District, GO, 5.00%, 10/01/33	250	283,340
Wayne County Hospital & Health Facilities Authority, RB, Wayne Memorial Hospital Project, Series A:
5.00%, 07/01/30	280	322,868
5.00%, 07/01/31	355	407,519
4.00%, 07/01/32	230	237,300
4.00%, 07/01/33	440	452,232

		380,256,849
Rhode Island — 1.7%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, 5.00%, 05/15/30	1,500	1,659,720
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Homeownership Opportunity Bonds, Series 68-B, 3.00%, 10/01/31	13,500	12,907,890
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/28	2,750	3,061,327
5.00%, 06/01/29	4,500	4,976,415
5.00%, 06/01/30	4,215	4,633,339

		27,238,691
South Carolina — 0.1%
South Carolina Jobs EDA, Refunding RB, The Lutheran Homes of South Carolina, Inc., 5.00%, 05/01/28	2,000	2,092,540

Tennessee — 0.5%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Erlanger Health System, Series A, 5.00%, 10/01/31	6,210	6,751,947

Security	Par (000)	Value
Tennessee (continued)
Counties of Nashville & Davidson Tennessee Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/31	$1,300	$1,462,916
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	605	636,647

		8,851,510
Texas — 17.3%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/30	1,600	1,785,184
5.00%, 01/01/31	1,175	1,306,212
5.00%, 01/01/33	1,500	1,656,405
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/32	12,500	13,682,000
5.00%, 08/15/33	14,000	15,282,400
City of Houston Texas, Refunding RB, Series B-2, AMT, 5.00%, 07/15/20	5,970	6,283,783
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,882,944
City of Houston Texas Combined Utility System Revenue, Refunding RB, First Lien, Series B:
5.25%, 11/15/33	10,000	11,749,100
5.00%, 11/15/34	19,815	22,651,319
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/33	1,650	1,870,374
Clifton Higher Education Finance Corp., Refunding RB, Series A:
Idea Public Schools (PSF- GTD), 4.00%, 08/15/31	1,250	1,326,913
Idea Public Schools (PSF- GTD), 4.00%, 08/15/33	1,200	1,259,532
Uplift Education, 3.10%, 12/01/22	775	772,365
Uplift Education, 3.95%, 12/01/32	1,800	1,792,044
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series C, 4.00%, 08/15/33	12,325	12,872,353
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
5.75%, 01/01/28	500	548,900
6.38%, 01/01/33	460	515,375

11

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Brazos Presbyterian Homes, Inc. Project, 5.00%, 01/01/33	$1,090	$1,131,202
YMCA of the Greater Houston Area, 5.00%, 06/01/28	1,150	1,229,074
YMCA of the Greater Houston Area, 5.00%, 06/01/33	3,000	3,171,930
County of Matagorda Texas Navigation District No. 1, Refunding RB:
Series A (AMBAC), 4.40%, 05/01/30	31,120	32,967,283
Series B (AMBAC), AMT, 4.55%, 05/01/30	10,000	10,687,400
Series B-2, 4.00%, 06/01/30	12,995	13,319,355
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(a):
0.00%, 09/15/31	6,235	3,828,539
0.00%, 09/15/32	15,135	8,819,619
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A:
4.00%, 11/15/31	5,500	5,690,135
4.00%, 11/15/32	15,420	15,916,832
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, Series A-1, 5.00%, 10/01/29	1,000	1,080,110
Leander ISD, GO, CAB, Refunding, Series D (PSF-GTD)(a):
0.00%, 08/15/31	1,200	714,204
0.00%, 08/15/32	2,000	1,129,140
0.00%, 08/15/33	4,485	2,402,884
New Hope Cultural Education Facilities Corp., RB, Series A:
Station 1 LLC Texas A&M University Project, 5.00%, 04/01/29	2,290	2,488,566
Stephenville LLC Tarleton State University Project, 5.38%, 04/01/28	1,150	1,283,918
Stephenville LLC Tarleton State University Project, 5.00%, 04/01/24	420	464,234
Stephenville LLC Tarleton State University Project, 5.00%, 04/01/25	240	266,909

Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Corp., RB, Series A (continued):
Stephenville LLC Tarleton State University Project, 5.00%, 04/01/29	$725	$802,829
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,772,480
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(b):
3.63%, 08/15/22	295	290,669
4.25%, 08/15/27	450	438,512
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/35	5,750	6,513,542
Red River Health Facilities Development Corp., RB, Wichita Falls Retirement Foundation Project:
4.70%, 01/01/22	520	538,366
5.50%, 01/01/32	1,000	1,047,470
Socorro Independent School District, GO, Refunding Series B, 4.00%, 08/15/34	3,000	3,188,880
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/30	13,000	14,107,470
5.00%, 12/15/31	25,000	27,073,750
Texas Public Finance Authority, Refunding RB, Midwestern State University:
4.00%, 12/01/29	2,000	2,122,260
4.00%, 12/01/30	2,000	2,109,960
4.00%, 12/01/31	1,650	1,735,668
Texas Transportation Commission State Highway Fund, Refunding RB, 1st Tier:
5.00%, 10/01/22	5,000	5,583,500
Series A, 5.00%, 04/01/22	5,000	5,530,100

12

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
University of Texas System, Refunding RB, Financing System, Series C, 5.00%, 08/15/20	$7,410	$7,914,399

		285,598,392
Vermont — 0.2%
Vermont EDA, Refunding, MRB, Wake Robin Corp. Project, 5.40%, 05/01/33	2,400	2,542,992

Virginia — 0.8%
County of Fairfax Virginia EDA, RB, Vinson Hall LLC, Series A, 5.00%, 12/01/32	2,000	2,115,480
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.50%, 07/01/30	3,000	3,051,090
4.50%, 07/01/32	1,100	1,113,684
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 03/01/26	500	498,655
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, Series B, 5.25%, 07/01/30(b)	2,000	2,172,440
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 07/01/34	3,940	4,207,093

		13,158,442
Washington — 3.9%
Grant & Douglas Counties School District No. 144-101 Quincy, GO, 4.00%, 12/01/34	7,475	7,832,529
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A:
3.50%, 09/01/18	1,025	1,026,179
5.00%, 09/01/27	1,000	1,024,550
5.25%, 09/01/32	1,850	1,890,774
Port of Seattle Washington, Refunding RB, Intermediate Lien, AMT, Series C:
5.00%, 05/01/33	6,695	7,625,069
5.00%, 05/01/34	6,000	6,798,420
Port of Seattle Washington Industrial Development Corp., Refunding RB, Special Facilities, Delta Airline, Inc. Project, AMT, 5.00%, 04/01/30	5,000	5,439,250
State of Washington, GO, Various Purpose, Series A, 5.00%, 08/01/33	11,925	13,869,371

Security	Par (000)	Value
Washington (continued)
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 01/01/31	$1,000	$1,138,390
5.00%, 01/01/32	1,140	1,293,022
5.00%, 01/01/33	3,345	3,782,459
Washington Health Care Facilities Authority, Refunding RB, MultiCare Health System, Series B, 5.00%, 08/15/35	9,485	10,815,177
Washington State Housing Finance Commission, Refunding RB, Emerald Heights Project:
5.00%, 07/01/28	1,000	1,093,480
5.00%, 07/01/33	1,100	1,189,155

		64,817,825
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, West Virginia University Health System, Series A:
5.00%, 06/01/31	1,950	2,182,245
5.00%, 06/01/33	1,100	1,221,957

		3,404,202
Wisconsin — 1.6%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 04/01/30	6,690	7,140,638
Waste Management, Inc. Project, 2.63%, 11/01/25	3,000	2,887,770
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 07/01/28	2,250	2,428,380
Wisconsin Health & Educational Facilities Authority, Refunding RB, Marquette University, 4.00%, 10/01/32	4,520	4,652,617
Wisconsin Housing & Economic Development Authority, Refunding RB, S/F Housing, Series D, 3.00%, 09/01/32	9,000	8,613,810

		25,723,215

Total Municipal Bonds — 133.7% (Cost — $2,199,431,614)		2,202,856,690

13

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Colorado — 5.1%
City & County of Denver Colorado, Refunding ARB, Department of Aviation, Series A, AMT(g):
4.25%, 11/15/29	$33,820	$35,573,441
4.25%, 11/15/30	35,210	37,035,508
4.25%, 11/15/31	8,085	8,504,177
4.25%, 11/15/32	2,230	2,345,617

		83,458,743
Florida — 5.9%
County of Broward Florida, ARB, Series Q-1(g):
4.00%, 10/01/29	17,200	17,762,525
4.00%, 10/01/30	18,095	18,686,795
4.00%, 10/01/31	18,820	19,435,506
4.00%, 10/01/32	19,575	20,215,199
4.00%, 10/01/33	20,355	21,020,708

		97,120,733
Iowa — 2.6%
Iowa State Board of Regents, RB, University of Iowa Hospitals & Clinics:
4.00%, 09/01/28	3,375	3,490,916
4.00%, 09/01/29	6,524	6,749,104
4.00%, 09/01/30	6,324	6,542,235
4.00%, 09/01/31	8,649	8,947,089
4.00%, 09/01/32	7,749	8,016,178
4.00%, 09/01/33	9,374	9,696,989

		43,442,511
Nevada — 1.1%
Clark County Nevada, 4.00%, 11/01/34	17,710	18,595,276

Pennsylvania — 1.4%
Lehigh Cnty Pa Gen Purpose Hos, 4.00%, 07/01/33	22,285	22,695,061

Texas — 9.6%
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing & Expansion Project:
4.00%, 09/15/30	15,000	15,475,394

Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Public Facilities Corp., Refunding LRB, Convention Center Refinancing & Expansion Project (continued):
4.00%, 09/15/31	$19,475	$20,092,221
4.00%, 09/15/32	18,075	18,647,850
4.00%, 09/15/33	11,000	11,348,623
4.00%, 09/15/34	11,885	12,261,671
4.00%, 09/15/35	4,500	4,642,618
Dallas Fort Worth International Airport, Refunding RB, AMT(g):
Series E, 4.00%, 11/01/32	6,915	7,233,228
Series E, 4.13%, 11/01/35	10,435	10,915,218
Series F, 5.00%, 11/01/29	12,820	13,409,975
Series F, 5.00%, 11/01/30	15,565	16,281,300
Series F, 5.00%, 11/01/31	10,000	10,460,199
Series F, 5.00%, 11/01/32	17,170	17,960,162

		158,728,459

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.7% (Cost — $417,345,805)		424,040,783

Total Long-Term Investments — 159.4% (Cost — $2,616,777,419)		2,626,897,473

	Shares
Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(h)(i)	248,553	248,553

Total Short-Term Securities — 0.0% (Cost — $248,553)		248,553

Total Investments — 159.4% (Cost — $2,617,025,972)		2,627,146,026
Other Asset Less Liabilities — 1.4%		23,593,699
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.3)%		(252,781,206)
RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.5)%		(749,603,497)

Net Assets Applicable to Common Shares — 100.0%		$1,648,355,022

(a)	Zero-coupon bond.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

14

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT)

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires between November 1, 2018 to November 15, 2020, is $128,621,860. See Note 4 of the Notes to Financial Statements for details.
(h)	Annualized 7-day yield as of period end.
(i)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	47,738,777	(47,490,224)	248,553	$248,553	$287,529	$6,651	$(14,500)

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GAN	Grant Anticipation Notes
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LOC	Letter of Credit
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF- GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

15

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$2,626,897,473	$—	$2,626,897,473
Short-Term Securities	248,553	—	—	248,553

Total	$248,553	$2,626,897,473	$—	$2,627,146,026

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(251,819,915)	$—	$(251,819,915)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(1,001,819,915)	$—	$(1,001,819,915)

During the period ended April 30, 2018, there were no transfers between levels.

16

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2030 Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target Term Trust

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2030 Target Term Trust

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal 2030 Target Term Trust

Date: June 18, 2018